Inventories (Tables)	12 Months Ended
Nov. 30, 2022
Classes of current inventories [abstract]
Summary of detailed information about inventories

	2022	2021

Raw materials	$2,583	$2,142
Work in progress	5,815	735
Finished goods	11,290	26,264

	$19,688	$29,141